Changes in Accounting Standards	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Changes in Accounting Standards

3. CHANGES IN ACCOUNTING STANDARDS
Application of new and revised accounting standards
The Company has adopted the narrow scope amendments to IFRS 12 - Disclosure of Interests in Other Entities, IAS 12 - Income Taxes, and IAS 7 - Statement of Cash Flows, which were effective for annual periods beginning on or after January 1, 2017. The amendments did not have an impact on the Company’s consolidated financial statements.
Changes in accounting standards not yet effective
The Company has not early adopted any amendment, standard or interpretation that has been issued by the IASB but is not yet effective.
IFRS 9 Financial Instruments (“IFRS 9”) was issued by the IASB on July 24, 2014 and will replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking 'expected loss' impairment model. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company will apply IFRS 9 at the date it becomes effective. Retrospective application is required, except for hedge accounting, which is not applied by the Company and which requires prospective application.
IFRS 9 will result in the following significant changes compared to the current standards: The classification of financial assets and liabilities are expected to remain consistent under IFRS except for equity securities. The Company will designate its equity securities as financial assets at fair value through profit or loss ("FVTPL"), where they will be recorded initially at fair value. Changes in fair value will be recorded in earnings (loss). Prior to adoption of this new standard changes in fair value were recorded in other comprehensive income and subsequently transferred into earnings (loss) upon disposition.
The introduction of the new "expected credit loss" impairment model under IFRS 9, as opposed to an incurred credit loss model under IAS 39, does not have a significant impact on the Company's accounts receivable given the Company sells its products exclusively to large international financial institutions and other organizations with strong credit ratings, the negligible historical level of customer default, and the short term nature of the Company's receivables
IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which covers principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. IFRS 15 introduces a revenue recognition model under which an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard is effective for annual reporting periods beginning on or after January 1, 2018, and requires either a modified retrospective application or full retrospective application.  The Company will adopt IFRS 15 using the modified retrospective transition approach, whereby the cumulative impact of adoption is recognized in retained earnings as of January 1, 2018 and comparative period balances are not restated.
Further, IFRS 15 introduces the concept of performance obligations that are defined as ‘distinct’ promised goods or services, and requires entities to apportion revenue earned to the distinct performance obligations on a relative stand alone selling price basis.  The Company may from time to time enter into concentrate contracts where the Company is responsible for shipping and insurance costs necessary to bring the goods to a named destination after the date on which control of the goods is transferred to the customer.  Accordingly, under IFRS 15, where material, a portion of the revenue earned under such contracts, representing the obligation to fulfill the shipping and insurance services, will be deferred and recognized over the time the obligations are fulfilled.  As the amounts associated with any such services are insignificant compared to the total value of contract, and the fact that many contracts would be completed within a financial reporting period, the Company does not expect the impact of treating these services as separate performance obligations to have a material impact on the Company’s consolidated financial statements.
The Company’s concentrate sales are subject to provisional pricing provisions, and the Company has determined that the recognition of revenue related to these sales will not be significantly affected by IFRS 15. However, separate presentation of the provisional pricing adjustments will be required in the revenue note disclosure.
IFRS 16, Leases (“IFRS 16”) In January 2016, the IASB issued IFRS 16 - Leases which replaces IAS 17 - Leases and its associated interpretative guidance, including IFRIC 4 and SIC 15. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a non-lease component on the basis of whether the customer controls the specific asset. For those contracts that are or contain a lease, IFRS 16 introduces significant changes to the accounting for contracts that are or contain a lease, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. The standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted for entities that apply IFRS 15.
The Company anticipates that the adoption of IFRS 16 will result in an increase in the recognition of right of use assets and lease liabilities related to leases with terms greater than 12 months in our Statement of Financial Position at January 1, 2019. IFRS 16 will further result in increased depreciation and amortization on these right of use assets and increased interest on these additional lease liabilities. These lease payments will be recorded as financing outflows in our Consolidated Statements of Cash Flows.
The Company expects to identify and collect data relating to existing lease agreements during 2018.
IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration ("IFRIC 22") On December 8, 2016, the IASB issued IFRIC 22, which addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency. The standard provides guidance on how to determine the date of the transaction for the purpose of determining the spot exchange rate used to translate the asset, expense or income on initial recognition that relates to, and is recognized on the de-recognition of, a non-monetary prepayment asset or a non-monetary deferred income liability. It is effective January 1, 2018. The Company is currently assessing the impact on the adoption of this interpretation.